Cash and Interest Bearing Deposits with Banks (Tables)	12 Months Ended
Oct. 31, 2022
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Disclosure of Cash and Interest Bearing Deposits with Banks
Cash and Cash Equivalents

(Canadian $ in millions)	2022	2021
Cash and deposits with banks (1)	85,234	91,377
Cheques and other items in transit, net	2,232	1,884
Total cash and cash equivalents	87,466	93,261

(1)	Includes deposits with the Bank of Canada, the U.S. Federal Reserve and other central banks.